Statement of Stockholders' Equity (Parenthetical) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Statement of Stockholders' Equity [Abstract]
Proceeds from offering cost	$ 2,356,662	$ 69,680